Short-Term Borrowings and Long-Term Debt (Details 4) - Certain Subsidiaries ¥ in Millions	Mar. 31, 2015 JPY (¥)
Short-Term Borrowings and Long-Term Debt
Book value of machinery, land and marketable securities pledged	¥ 2,236
Long term debt, secured by machinery, land and marketable securities	¥ 1,372